Commitments And Contingencies - Additional Information (Details) - USD ($)					3 Months Ended		10 Months Ended	12 Months Ended
	Sep. 21, 2021	Aug. 31, 2021	Jun. 03, 2021	May 28, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2021
Other Commitments [Line Items]
Payment of underwriter discount					$ 0	$ 42,000
Lessee operating lease, liability to be paid					61,068,000		$ 61,749,000	$ 61,749,000
Licence agreements annual maintenance payments payable					100,000		$ 100,000	$ 100,000
DYNAMICS SPECIAL PURPOSE [Member]
Other Commitments [Line Items]
Issuance of Series B redeemable convertible preferred stock, net of preferred stock tranche liability of $5.4 million and issuance costs of $0.3 million Shares							715,500
Payment of underwriter discount							$ 523,430
Collaboration and Option Agreement [Member] | BlueRock Therapeutics LP [Member]
Other Commitments [Line Items]
Long term purchase commitment period								3 years
Long-term purchase commitment amount					10,000,000			$ 10,000,000
Sponsored Research Agreements [Member]
Other Commitments [Line Items]
Long-term purchase commitment amount					2,100,000			$ 2,200,000
cGMP Facility Alameda California [Member]
Other Commitments [Line Items]
Lease expiration year			2032					2032
Lessee operating lease, liability to be paid			$ 46,000,000
Lease term			11 years
cGMP Facility Alameda California [Member] | Capital Addition Purchase Commitments [Member]
Other Commitments [Line Items]
Aggregate construction costs paid					8,200,000		$ 2,600,000	$ 2,600,000
Long-term purchase commitment amount					$ 35,500,000			$ 35,500,000
Financial Advisor Agreement [Member] | DYNAMICS SPECIAL PURPOSE [Member]
Other Commitments [Line Items]
Accrued professional fees		$ 1,000,000
Agreement, Termination date		Dec. 16, 2022
Placement Agent Agreement [Member] | DYNAMICS SPECIAL PURPOSE [Member]
Other Commitments [Line Items]
Agreement, Termination date	Aug. 28, 2022
Percentage of fee payable to agents to aggregate price at which the shares of common stock sold to investors	4.00%
Percentage of fee receive by agents	33.30%
Over-Allotment Option [Member] | DYNAMICS SPECIAL PURPOSE [Member]
Other Commitments [Line Items]
Overallotment Option Vesting Period					45 days		45 days
Common stock shares subscribed but not issued					3,000,000		3,000,000	3,000,000
Underwriter discount per unit				$ 0.2
Payment of underwriter discount				$ 4,600,000
Deferred underwriting fee payable per unit				$ 0.35
Deferred underwriting commissions				$ 8,050,000	$ 7,050,000		$ 7,050,000	$ 7,050,000
Deferred underwriting commissions, Waived					$ 1,000,000		$ 1,000,000
Over-Allotment Option [Member] | Common Class A [Member] | DYNAMICS SPECIAL PURPOSE [Member]
Other Commitments [Line Items]
Issuance of Series B redeemable convertible preferred stock, net of preferred stock tranche liability of $5.4 million and issuance costs of $0.3 million Shares				3,000,000